Schedule of Investments (unaudited) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 136.2%

New York — 130.5%

Corporate — 4.9%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	$280	$286,317
City of New York Industrial Development Agency, Refunding RB, Transportation Infrastructure Properties LLC, Series A, AMT:
5.00%, 07/01/22	650	679,302
5.00%, 07/01/28	795	779,696
New York Liberty Development Corp., Refunding RB, Goldman Sachs Headquarters, 5.25%, 10/01/35	3,195	3,978,734
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,025	995,613
Niagara Area Development Corp., Refunding RB, Covanta Project, Series A, AMT, 4.75%, 11/01/42(a)	2,370	2,202,133

		8,921,795

County/City/Special District/School District — 33.8%
City of New York, GO, Multi Modal, Series D-1, 4.00%, 03/01/44	620	665,632
City of New York, GO, Refunding, Series E:
5.50%, 08/01/25	815	913,786
5.00%, 08/01/30	1,000	1,080,050
City of New York, GO:
Series A-1, 5.00%, 08/01/21(b)	1,000	1,052,670
Series D, 5.38%, 06/01/32	25	25,069
Sub-Series D-1, Fiscal 2014, 5.00%, 08/01/31	690	760,594
Sub-Series G-1, 5.00%, 04/01/29	5,120	5,436,774
SubSeries A-1, Series A, 5.00%, 08/01/43	1,500	1,745,235
City of New York Convention Center Development Corp., RB, CAB, Sub Lien, Hotel Unit Fee, Series B (AGM), 0.00%, 11/15/55(c)	2,000	434,400
City of New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured:
5.00%, 11/15/40	2,975	3,159,956
5.00%, 11/15/45	3,700	3,931,879
City of New York Industrial Development Agency, RB, PILOT:
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/42(c)	1,960	946,758

Security	Par (000)	Value
County/City/Special District/School District (continued)
CAB, Yankee Stadium Project, Series A (AGC), 0.00%, 03/01/45(c)	$1,500	$631,380
(AMBAC), 5.00%, 01/01/39	3,000	3,001,500
Queens Baseball Stadium (AGC), 6.38%, 01/01/39	150	150,525
Queens Baseball Stadium (AMBAC), 5.00%, 01/01/46	175	175,038
Yankee Stadium Project (NPFGC), 4.75%, 03/01/46	350	350,728
Yankee Stadium Project (NPFGC), 5.00%, 03/01/46	500	500,225
City of New York Transitional Finance Authority Future Tax Secured, RB:
Future Tax Secured, 5.00%, 02/01/32	5,000	5,601,750
Future Tax Secured Subordinate Bond, Series C-3, 5.00%, 05/01/41	355	410,891
Future Tax Secured, Sub-Series E-1, 5.00%, 02/01/43	1,725	1,950,475
Series A-2, 5.00%, 08/01/38	1,420	1,643,125
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	2,500	2,626,675
County of Nassau New York, GO, Refunding, Series C, 5.00%, 10/01/31	945	1,154,743
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	125	129,868
5.75%, 02/15/47	75	77,197
Hudson Yards Infrastructure Corp., Refunding RB, Series A:
5.00%, 02/15/39	1,370	1,584,884
5.00%, 02/15/42	1,225	1,407,513
Metropolitan Transportation Authority, Refunding RB, Green Bonds, Climate Bond Certified, Sub-Series B-2, 4.00%, 11/15/34	750	801,592
New York Liberty Development Corp., Refunding RB, World Trade Center Project:
3 Class 1, 5.00%, 11/15/44(a)	2,450	2,258,140
3 Class 2, 5.38%, 11/15/40(a)	480	471,902
4, 5.00%, 11/15/31	860	899,182
4, 5.00%, 11/15/44	7,655	7,972,606
7 Class 1, 4.00%, 09/15/35	1,935	2,026,332

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
County/City/Special District/School District (continued)
7 Class 2, 5.00%, 09/15/43	$1,420	$1,497,532
7 Class 3, 5.00%, 03/15/44	2,070	2,195,670
5.75%, 11/15/51	1,340	1,397,580

		61,069,856

Education — 21.9%
Amherst Development Corp., Refunding RB, Daemen College Project:
5.00%, 10/01/43	380	404,179
5.00%, 10/01/48	290	299,837
Build NYC Resource Corp., RB(a):
Inwood Academy for Leadership Charter School Project, Series A, 5.13%, 05/01/38	660	619,562
New Dawn Charter School Project, 5.75%, 02/01/49	200	176,452
New Dawn Charter Schools Project, 5.00%, 02/01/33	435	386,728
Build NYC Resource Corp., Refunding RB, City University New York-Queens College Student Residences, LLC Project, Series A, 5.00%, 06/01/38	250	278,678
City of New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 07/01/37	225	256,262
City of Troy New York Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project:
Series A, 5.13%, 09/01/40	3,135	3,177,260
Series B, 4.00%, 08/01/35	470	497,565
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	245	260,619
County of Cattaraugus New York, RB, St. Bonaventure University Project, 5.00%, 05/01/34	170	182,997
County of Dutchess New York Local Development Corp., RB, Marist College Project:
5.00%, 07/01/43	240	270,984
5.00%, 07/01/48	360	399,877

Security	Par (000)	Value
Education (continued)
County of Dutchess New York Local Development Corp., Refunding RB, Vassar College Project:
5.00%, 07/01/42	$395	$454,890
4.00%, 07/01/46	745	797,739
County of Monroe New York Industrial Development Corp., RB, University of Rochester Project, Series A, 5.00%, 07/01/21(b)	1,900	1,994,126
County of Monroe New York Industrial Development Corp., Refunding RB, University of Rochester Project, Series A, 5.00%, 07/01/23(b)	320	361,331
County of Orange New York Funding Corp., Refunding RB, Mount St. Mary College Project, Series A:
5.00%, 07/01/37	360	367,495
5.00%, 07/01/42	220	223,364
County of St. Lawrence New York Industrial Development Agency, RB, Clarkson University Project, 5.38%, 09/01/41	750	761,445
County of Tompkins New York Development Corp., RB, Ithaca College Project (AGM), 5.50%, 01/01/21(b)	700	721,910
Geneva Development Corp., Refunding RB, Hobart & William Smith Colleges, 5.25%, 09/01/44	500	521,885
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 5.25%, 05/01/21(b)	155	161,924
Convent of the Sacred Heart (AGM), 5.63%, 05/01/21(b)	750	786,270
Convent of the Sacred Heart (AGM), 5.75%, 05/01/21(b)	210	220,416
New York University, Series 1 (AMBAC), 5.50%, 07/01/40	1,440	1,992,974
New York University, Series B, 5.00%, 07/01/22(b)	1,250	1,363,112
State University Dormitory Facilities, Series A, 5.00%, 07/01/21(b)	2,000	2,098,360
State University Of New York Dormitory Facilities, Series A, 5.00%, 07/01/43	845	980,361
Teachers College, Series B, 5.00%, 07/01/42	1,225	1,306,413

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Education (continued)
Touro College & University System, Series A, 5.25%, 01/01/34	$800	$821,568
Touro College & University System, Series A, 5.50%, 01/01/39	2,000	2,055,940
University of Rochester, Series A, 5.13%, 07/01/39	110	110,290
University of Rochester, Series A, 5.75%, 07/01/39	85	85,264
State of New York Dormitory Authority, Refunding RB:
3rd General Resolution, State University Educational Facilities Issue, Series A, 5.00%, 05/15/29	2,000	2,136,780
Barnard College, Series A, 5.00%, 07/01/33	530	614,705
Cornell University, Series A, 5.00%, 07/01/40	800	804,144
Culinary Institute of America, 5.00%, 07/01/42	300	306,570
Fordham University, 5.00%, 07/01/44	850	907,570
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 07/01/35	1,380	1,513,805
New York University, Series A, 5.00%, 07/01/22(b)	1,790	1,951,977
Skidmore College, Series A, 5.00%, 07/01/28	75	78,352
Skidmore College, Series A, 5.25%, 07/01/29	85	89,003
St. John’s University, Series A, 5.00%, 07/01/37	835	932,261
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	2,355	2,677,517
State University Dormitory Facilities, Series A, 5.25%, 07/01/23(b)	445	505,934
St. John’s Univerisity, Series A, 5.00%, 07/01/34	250	283,248
Town of Hempstead New York Local Development Corp., Refunding RB:
Adelphi University Project, 5.00%, 10/01/35	415	444,311
Hofstra University Project, 5.00%, 07/01/47	120	132,176
Troy Capital Resource Corp., Refunding RB, Rensselaer Polytechnic Institute Project, 4.00%, 09/01/40(d)	680	714,605

Security	Par (000)	Value
Education (continued)
Yonkers Economic Development Corp., RB, Charter School of Educational Excellance Project, Series A, 5.00%, 10/15/54	$200	$174,840

		39,665,875

Health — 13.0%
County of Dutchess New York Local Development Corp., RB, Health Quest Systems, Inc., Series B, 4.00%, 07/01/41	1,600	1,626,592
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A, 5.75%, 07/01/20(b)	100	100,793
County of Genesee New York Industrial Development Agency, Refunding RB, United Memorial Medical Center Project, 5.00%, 12/01/27	360	360,846
County of Monroe New York Industrial Development Corp., RB, Rochester General Hospital Project:
4.00%, 12/01/41	200	203,368
5.00%, 12/01/46	320	345,133
Series A, 5.00%, 12/01/32	240	256,039
County of Monroe New York Industrial Development Corp., Refunding RB, Unity Hospital of Rochester Project (FHA), 5.50%, 08/15/40	1,650	1,700,473
County of Nassau New York Local Economic Assistance Corp., Refunding RB, Winthrop University Hospital Association Project, 5.00%, 07/01/22(b)	2,800	3,053,372
County of Oneida New York Local Development Corp., Refunding RB, Mohawk Valley Health System Project (AGM):
4.00%, 12/01/38	1,790	1,810,746
3.00%, 12/01/44	1,410	1,225,882
4.00%, 12/01/49	800	779,456
County of Suffolk New York EDC, RB, Catholic Health Services, Series C, 5.00%, 07/01/32	230	244,249
County of Tompkins New York Development Corp., Refunding RB, Kendal at Ithaca, Inc. Project, Series A, 5.00%, 07/01/44	110	107,283

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/30	$3,130	$3,263,025
Series B, 6.00%, 11/01/20(b)	435	446,240
Series B, 6.00%, 11/01/30	65	66,256
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
5.00%, 01/01/28	675	675,000
5.00%, 01/01/34	1,250	1,205,813
State of New York Dormitory Authority, RB, North Shore-Long Island Jewish Obligated Group, Series D, 4.25%, 05/01/39	500	506,375
State of New York Dormitory Authority, Refunding RB:
Catholic Health Syatem Obligation, 4.00%, 07/01/38	470	486,704
Catholic Health Syatem Obligation, 4.00%, 07/01/39	615	634,010
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,750	1,821,190
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/21(b)	1,000	1,042,190
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/43	1,430	1,519,747

		23,480,782

Housing — 5.7%
City of New York Housing Development Corp., RB, M/F Housing:
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.25%, 07/01/32	1,140	1,264,693
Fund Grant Program, New York City Housing Authority Program, Series B1, 5.00%, 07/01/33	500	550,595
Sustainable Neighborhood Bonds, 3.15%, 11/01/44	250	252,268
City of New York Housing Development Corp., Refunding RB, M/F Housing:
8 Spruce Street, Class F, 4.50%, 02/15/48	925	968,623
Sustainable Neighborhood, Series B-1-A, 3.65%, 11/01/49	1,150	1,183,937

Security	Par (000)	Value
Housing (continued)
County of Onondaga New York Trust for Cultural Resources, Refunding RB, Abby Lane Housing Corporation Project, 5.00%, 05/01/40	$355	$392,907
State of New York HFA, RB:
M/F Housing, Climate Bond Certified, 3.15%, 11/01/54	750	750,660
M/F Housing, Highland Avenue Senior Apartments, Series A, AMT (SONYMA), 5.00%, 02/15/39	1,380	1,381,725
M/F, Affordable Housing, Series E (SONYMA) ( Fannie Mae), 4.15%, 11/01/47	495	523,274
Series H, 4.25%, 11/01/51	1,000	1,068,860
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 213, 4.20%, 10/01/43	1,785	1,940,866

		10,278,408

State — 10.6%
City of New York Transitional Finance Authority Building Aid Revenue, RB, Subordinated, Series S1-B, 4.00%, 07/15/42	1,000	1,092,410
City of New York Transitional Finance Authority Building Aid Revenue, Refunding RB, Series S-3, 4.00%, 07/15/38	2,360	2,563,125
State of New York Dormitory Authority, RB:
General Purpose, Series C, 5.00%, 03/15/34	2,185	2,247,207
Group B, State Sales Tax, Series A, 5.00%, 03/15/39	620	715,009
Series A, 5.00%, 03/15/36	1,360	1,567,876
Series A, 5.00%, 02/15/42	1,500	1,732,410
Unrefunded, Series B, 5.00%, 03/15/42	4,380	4,626,594
State of New York Dormitory Authority, Refunding RB:
Group 3, Series E, 5.00%, 03/15/41	1,160	1,364,844
Series A, 5.25%, 03/15/39	1,030	1,233,775

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
State (continued)
State of New York Urban Development Corp., RB, State Personal Income Tax, Series C:
5.00%, 03/15/30	$885	$967,119
5.00%, 03/15/32	1,000	1,088,320

		19,198,689

Tobacco — 3.0%
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 4.75%, 06/01/39	150	135,998
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	997,500
Counties of New York Tobacco Trust VI, Refunding RB:
Settlement Pass-Through Turbo, Series C, 4.00%, 06/01/51	1,500	1,097,880
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	130	119,495
Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	1,470	1,284,383
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed:
5.25%, 05/15/34	250	267,752
5.25%, 05/15/40	110	115,598
Westchester Tobacco Asset Securitization Corp., Refunding RB, Tobacco Settlement Bonds, Sub-Series C:
4.00%, 06/01/42	720	609,480
5.13%, 06/01/51	870	791,952

		5,420,038

Transportation — 26.9%
Buffalo & Fort Erie Public Bridge Authority, RB, 5.00%, 01/01/47	535	610,933
Metropolitan Transportation Authority, RB:
Series A-1, 5.25%, 11/15/23(b)	540	621,848
Series D, 5.25%, 11/15/21(b)	220	235,083
Series E, 5.00%, 11/15/38	4,000	4,098,640
Metropolitan Transportation Authority, Refunding RB:
Green Bonds, Series A-1, 5.25%, 11/15/56	750	777,848
Series D, 5.25%, 11/15/21(b)	780	833,477
Series D, 5.25%, 11/15/23(b)	910	1,047,929
Series F, 5.00%, 11/15/30	2,000	2,018,660
Series F, 5.00%, 11/15/35	500	516,795

Security	Par (000)	Value
Transportation (continued)
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	$2,695	$2,850,016
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/41	1,040	1,060,800
5.00%, 07/01/46	895	905,472
5.25%, 01/01/50	5,625	5,734,687
(AGM), 4.00%, 07/01/41	800	815,632
Port Authority of New York & New Jersey, ARB, AMT:
Consolidated Bonds, 220th Series, 4.00%, 11/01/59	1,655	1,671,616
JFK International Air Terminal LLC, Special Project, Series 6 (NPFGC), 5.75%, 12/01/22	3,800	3,919,016
Special Project, JFK International Air Terminal LLC, Series 8, 6.00%, 12/01/42	1,000	1,006,060
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/33	750	816,720
179th Series, 5.00%, 12/01/38	575	622,610
195th Series, AMT, 5.00%, 04/01/36	750	834,345
Consolidated, 177th Series, AMT, 4.00%, 01/15/43	640	646,522
Consolidated, 178th Series, AMT, 5.00%, 12/01/43	500	529,075
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	920	1,005,431
State of New York Thruway Authority, Refunding RB:
2nd General Highway & Bridge Trust, Series A, 5.00%, 04/01/32	2,500	2,672,775
General, Series I, 5.00%, 01/01/22(b)	1,760	1,885,118
General, Series I, 5.00%, 01/01/22(b)	280	299,622
General, Series J, 5.00%, 01/01/41	2,000	2,157,140
General, Series K, 5.00%, 01/01/32	2,575	2,857,683
Subordinate, Series B, 4.00%, 01/01/53	675	691,828

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Transportation (continued)
Triborough Bridge & Tunnel Authority, RB:
Series A, 5.00%, 11/15/42	$1,000	$1,146,110
Series B, 5.00%, 11/15/40	350	392,665
Series B, 5.00%, 11/15/45	310	345,256
Triborough Bridge & Tunnel Authority, Refunding RB:
General, CAB, Series B, 0.00%, 11/15/32(c)	1,700	1,200,625
General, Series A, 5.25%, 11/15/45	590	660,771
General, Series A, 5.00%, 11/15/50	500	549,480
Series B, 5.00%, 11/15/38	515	593,115

		48,631,403

Utilities — 10.7%
City of New York Municipal Water & Sewer System, Refunding RB:
Series AA, 4.00%, 06/15/40	1,825	2,011,643
Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series BB, 5.00%, 06/15/31	1,000	1,004,500
Water & Sewer System, 2nd General Resolution, Fiscal 2015, Series HH, 5.00%, 06/15/39	1,000	1,131,820
Long Island Power Authority, RB:
5.00%, 09/01/38	2,750	3,194,207
General, 5.00%, 09/01/47	490	552,352
General, Electric Systems, 5.00%, 09/01/36	340	392,782
General, Electric Systems, Series A (AGM), 5.00%, 05/01/21(b)	500	520,995
General, Electric Systems, Series C (AGC), 5.25%, 09/01/29	2,000	2,559,480
Long Island Power Authority, Refunding RB, Electric System, Series B, 5.00%, 09/01/46	250	277,798
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	930	1,100,190
State of New York Environmental Facilities Corp., Refunding RB, Revolving Funds, New York City Municipal Water, Series B, 5.00%, 06/15/36	350	364,627
State of New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/60(d)	3,750	3,954,037

Security	Par (000)	Value
Utilities (continued)
Utility Debt Securitization Authority, Refunding RB, Restructuring, Series E, 5.00%, 12/15/41	$2,000	$2,207,820

		19,272,251

Total Municipal Bonds in New York		235,939,097

Puerto Rico — 5.7%

State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	989	890,921
Series A-1, 5.00%, 07/01/58	4,290	4,006,946
Series A-2, 4.33%, 07/01/40	618	551,936
Series A-2, 4.78%, 07/01/58	1,045	940,698

		6,390,501

Tobacco — 0.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	985	970,324

Utilities — 1.6%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,545	1,467,518
5.13%, 07/01/37	445	420,165
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,020	1,011,554

		2,899,237

Total Municipal Bonds in Puerto Rico		10,260,062

Total Municipal Bonds — 136.2% (Cost — $238,560,811)		246,199,159

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

New York — 36.2%

County/City/Special District/School District — 6.4%
City of New York, GO:
Sub-Series I-1, 5.00%, 03/01/36	1,500	1,665,090
Sub-Series-D1, Series D, 5.00%, 12/01/43(f)	2,850	3,283,228

6

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

County/City/Special District/School District (continued)
City of New York Transitional Finance Authority, RB, Future Tax Secured:
Sub-Series D-1, 5.00%, 11/01/38	$825	$859,444
Sub-Series F-1, 5.00%, 05/01/38	1,424	1,642,525
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012:
5.75%, 02/15/21(b)(f)	774	801,121
5.75%, 02/15/47	476	492,825
New York Liberty Development Corp., Refunding RB, 7 World Trade Center Project, Class 1, 5.00%, 09/15/40	2,610	2,780,877

		11,525,110

Education — 2.1%
City of New York Trust for Cultural Resources, Refunding RB, Wildlife Conservation Society, Series A, 5.00%, 08/01/33	3,527	3,860,243

Housing — 1.7%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.25%, 11/01/43	2,830	3,028,694

State — 3.5%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A:
5.00%, 10/15/31	750	863,678
4.00%, 10/15/32	1,000	1,096,910
State of New York Dormitory Authority, RB, General Purpose, Series C, 5.00%, 03/15/41	1,500	1,540,470
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series C, 5.00%, 03/15/39	1,000	1,173,430
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/47	1,497	1,608,622

		6,283,110

Transportation — 11.7%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	6,495	6,810,791

Security	Par (000)	Value

Transportation (continued)
Port Authority of New York & New Jersey, Refunding ARB:
Consolidated, Series 169th, AMT, 5.00%, 10/15/26	$1,500	$1,562,895
Consolidated, Series 210th, 5.00%, 09/01/48	1,900	2,159,521
Series194th, 5.25%, 10/15/55	1,455	1,603,614
State of New York Thruway Authority, Refunding RB:
Subordinate, Series B, 4.00%, 01/01/45(f)	5,998	6,182,850
Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,180	1,233,831
Triborough Bridge & Tunnel Authority, Refunding RB, General, Series A, 5.00%, 11/15/46	1,500	1,682,865

		21,236,367

Utilities — 10.8%
City of New York Municipal Water & Sewer System, Refunding RB, Water & Sewer System, 2nd General Resolution:
Fiscal 2011, Series HH, 5.00%, 06/15/32	5,310	5,497,655
Fiscal 2012, Series BB, 5.00%, 06/15/44	3,511	3,693,972
Utility Debt Securitization Authority, Refunding RB:
5.00%, 12/15/41	6,868	7,581,574
Restructuring, Series A, 5.00%, 12/15/35	2,000	2,344,700
Restructuring, Series B, 4.00%, 12/15/35	370	406,164

		19,524,065

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 36.2% (Cost — $62,969,087)		65,457,589

Total Long-Term Investments — 172.4% (Cost — $301,529,898)		311,656,748

7

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds New York Money Fund Portfolio, 0.02%(g)(h)	105,970	$105,970

Total Short-Term Securities — 0.1% (Cost — $105,970)		105,970

Value

Total Investments — 172.5% (Cost — $301,635,868)	$311,762,718

Other Assets Less Liabilities — 0.5%	916,733
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.7)%	(37,485,812)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (52.3)%	(94,500,000)

Net Assets Applicable to Common Shares — 100.0%	$180,693,639

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	When-issued security.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between 08/15/2020 to 01/01/2028 is $6,293,458.

(g)	Annualized 7-day yield as of period end.
(h)	Investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased	Shares Sold		Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds New York Money Fund Portfolio	4,949,042	—	(4,843,072	)(b)	105,970	$105,970	$6,864	$(106)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased/sold.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

GO — General Obligation Bonds

HFA — Housing Finance Agency

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

S/F — Single-Family

8

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock New York Municipal Income Trust (BNY)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$311,656,748	$—	$311,656,748
Short-Term Securities	105,970	—	—	105,970

	$105,970	$311,656,748	$—	$311,762,718

(a)	See above Schedule of Investments for values in each sector.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(37,330,369)	$—	$(37,330,369)
VMTP Shares at Liquidation Value	—	(94,500,000)	—	(94,500,000)

	$—	$(131,830,369)	$—	$(131,830,369)

9